LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 17, 2011 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN

SCHEDULE A

Effective December 1, 2011, the following information amends the section of each fund’s Statement of Additional Information titled “Management — Additional Officers”:

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Additional Officers:

Richard F. Sennett Born 1970 620 Eighth Avenue New York, NY 10018	Principal Financial Officer	Since 2011	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

SCHEDULE A

NAME OF FUND	Date of Statement of Additional Information
Legg Mason Partners Equity Trust
Legg Mason Batterymarch Global Equity Fund	February 28, 2011
Legg Mason Batterymarch S&P 500 Index Fund	January 31, 2011
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2011
Legg Mason Capital Management All Cap Fund	August 31, 2011
Legg Mason ClearBridge Aggressive Growth Fund	December 29, 2010
Legg Mason ClearBridge Appreciation Fund	February 28, 2011
Legg Mason ClearBridge Diversified Large Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Equity Fund	February 28, 2011
Legg Mason ClearBridge Equity Income Builder Fund	April 29, 2011
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2011
Legg Mason ClearBridge Large Cap Growth Fund	March 31, 2011
Legg Mason ClearBridge Large Cap Value Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Core Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2011
Legg Mason Esemplia Emerging Markets Equity Fund	February 28, 2011
Legg Mason Global Currents International All Cap Opportunity Fund	February 28, 2011
Legg Mason Global Currents International Small Cap Opportunity Fund	October 4, 2010
Legg Mason Investment Counsel Financial Services Fund	July 31, 2011
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2011
Legg Mason Lifestyle Allocation 30%	May 31, 2011
Legg Mason Lifestyle Allocation 50%	May 31, 2011
Legg Mason Lifestyle Allocation 70%	May 31, 2011
Legg Mason Lifestyle Allocation 85%	May 31, 2011

NAME OF FUND	Date of Statement of Additional Information
Legg Mason Permal Tactical Allocation Fund	April 29, 2011
Legg Mason Target Retirement 2015	August 1, 2011
Legg Mason Target Retirement 2020	August 1, 2011
Legg Mason Target Retirement 2025	August 1, 2011
Legg Mason Target Retirement 2030	August 1, 2011
Legg Mason Target Retirement 2035	August 1, 2011
Legg Mason Target Retirement 2040	August 1, 2011
Legg Mason Target Retirement 2045	August 1, 2011
Legg Mason Target Retirement 2050	August 1, 2011
Legg Mason Target Retirement Fund	August 1, 2011

Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Appreciation Portfolio	May 1, 2011
Legg Mason ClearBridge Variable Aggressive Growth Portfolio	May 1, 2011
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	May 1, 2011
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	May 1, 2011
Legg Mason ClearBridge Variable Large Cap Growth Portfolio	May 1, 2011
Legg Mason ClearBridge Variable Large Cap Value Portfolio	May 1, 2011
Legg Mason ClearBridge Variable Mid Cap Core Portfolio	May 1, 2011
Legg Mason ClearBridge Variable Small Cap Growth Portfolio	May 1, 2011
Legg Mason Dynamic Multi-Strategy VIT Portfolio	November 15, 2011
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio	May 1, 2011
Legg Mason Investment Counsel Variable Social Awareness Portfolio	May 1, 2011
Legg Mason Variable Lifestyle Allocation 50%	May 1, 2011
Legg Mason Variable Lifestyle Allocation 70%	May 1, 2011
Legg Mason Variable Lifestyle Allocation 85%	May 1, 2011

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